Capital [Member] Expense Example - Capital - BlackRock Cash Funds: Treasury - Capital Shares	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 14
Expense Example, with Redemption, 3 Years	52
Expense Example, with Redemption, 5 Years	93
Expense Example, with Redemption, 10 Years	$ 214